ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$ 228,504	$ 139,518	$ 68,313
CASH FLOWS FROM INVESTING ACTIVITIES
Placement of bank deposit with original maturity over three months	(60,152)	(24,823)	(9,884)
Net cash used in investing activities	(90,922)	(147,515)	(55,345)
CASH FLOW FROM A FINANCING ACTIVITY
(Payments for) net proceeds from issuance of shares	(5,063)	405,152	0
Cash (used in) provided by a financing activity	(189,976)	5,152	(1,285)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(50,333)	(5,364)	11,683
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	377,565	382,929	371,246
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	327,232	377,565	382,929
SUPPLEMENTAL CASH FLOW DISCLOSURE
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	0	5,943	0
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	1	(2,346)	(321)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	0	(423,553)	(6)
Withdrawal of bank deposit with original maturity over three months	0	5,000	0
Placement of bank deposit with original maturity over three months	0	0	(5,000)
Net cash used in investing activities	0	(418,553)	(5,006)
CASH FLOW FROM A FINANCING ACTIVITY
(Payments for) net proceeds from issuance of shares	(5,063)	405,152	0
Cash (used in) provided by a financing activity	(5,063)	405,152	0
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,062)	(15,747)	(5,327)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	5,970	21,717	27,044
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	908	5,970	21,717
SUPPLEMENTAL CASH FLOW DISCLOSURE
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$ 0	$ 5,943	$ 0